Commitments and Contingencies (Details 2) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Future minimum lease payments
2015					$ 133,170,000
2016	106,384,000		106,384,000		93,454,000
2017	88,666,000		88,666,000		64,209,000
2018	74,265,000		74,265,000		49,802,000
2019	49,907,000		49,907,000		29,213,000
Thereafter	117,125,000		117,125,000		58,182,000
Total	507,354,000		507,354,000		428,030,000
Rental expense	29,300,000	23,600,000	54,600,000	45,500,000	98,300,000	84,200,000	5,200,000
Prepaid expenses and other current assets
Sales and purchase contracts for natural gas liquids and crude oil
Net asset (liability)	44,400,000		44,400,000		43,500,000
Accrued expenses and other payables
Sales and purchase contracts for natural gas liquids and crude oil
Net asset (liability)	36,300,000		36,300,000		34,600,000
Natural gas liquids
Sales and purchase contracts for natural gas liquids and crude oil
Fixed-price purchase commitments (in gallons)	88,574,000		88,574,000		31,111,000
Floating-price purchase commitments (in gallons)					522,947,000
Fixed-price sale commitments (in gallons)	278,391,000		278,391,000		63,944,000
Floating-price sale commitments (in gallons)					272,495,000
Fixed-price purchase commitments	102,000,000		102,000,000		39,117,000
Floating-price purchase commitments					618,293,000
Fixed-price sale commitments	351,137,000		351,137,000		77,682,000
Floating-price sale commitments					395,095,000
Crude oil
Sales and purchase contracts for natural gas liquids and crude oil
Fixed-price sale commitments (in gallons)	32,000		32,000
Fixed-price purchase commitments (in barrels)					4,016,000
Fixed-price sale commitments (in barrels)					3,564,000
Fixed-price purchase commitments					364,557,000
Fixed-price sale commitments	$ 2,867,000		$ 2,867,000		$ 324,765,000